UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cavalry Management Group, LLC

Address:   Two Embarcadero Center, Suite 600
           San Francisco, CA  94111


Form 13F File Number: 028-13913


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John F. Milani
Title:  General Counsel and Chief Compliance Officer
Phone:  415-439-7165

Signature,  Place,  and  Date  of  Signing:

/s/ John F. Milani                 San Francisco, CA                  8/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              31

Form 13F Information Table Value Total:  $      339,073
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGRIUM INC CAD NPV COM (USD) COM            008916108    12553   141894 SH       SOLE                 141894      0    0
APPLE COMPUTER INC           COM            037833100    15494    26530 SH       SOLE                  26530      0    0
BAZAARVOICE INC              COM            073271108     1080    59364 SH       SOLE                  59364      0    0
CANADIAN SOLAR INC           COM            136635109     2701   750220 SH       SOLE                 750220      0    0
CIENA CORP                   COM NEW        171779309    14092   860827 SH       SOLE                 860827      0    0
COVANTA HOLDING CORPDELAWARE COM            22282E102     4618   269293 SH       SOLE                 269293      0    0
DANAHER CORP                 COM            235851102     8745   167917 SH       SOLE                 167917      0    0
ERICSSON B                   ADR B SEK 10   294821608    21676  2374140 SH       SOLE                2374140      0    0
FACEBOOK INC                 CL A           30303M102     3687   118577 SH       SOLE                 118577      0    0
FINISAR CORP                 COM NEW        31787A507     9412   629167 SH       SOLE                 629167      0    0
GIANT INTERCTIVE             ADR            374511103     8081  1673172 SH       SOLE                1673172      0    0
JABIL CIRCUIT INC            COM            466313103    14015   689381 SH       SOLE                 689381      0    0
LINKEDIN CORP                COM CL A       53578A108     3649    34339 SH       SOLE                  34339      0    0
MICROSOFT CORP               COM            594918104    31275  1022388 SH       SOLE                1022388      0    0
MICRON TECHNOLOGY INC        COM            595112103      726   115000 SH       SOLE                 115000      0    0
POWERSHARES QQQ NASDAQ 100   UNIT SER 1     73935A104     7083   110400 SH       SOLE                 110400      0    0
PRICELINE COM INC            COM NEW        741503403    17579    26453 SH       SOLE                  26453      0    0
QUALCOMM INC                 COM            747525103     9843   176775 SH       SOLE                 176775      0    0
REALD INC                    COM            75604L105    18708  1250540 SH       SOLE                1250540      0    0
SEAGATE TECHNOLOGY           SHS            G7945M107    13668   552696 SH       SOLE                 552696      0    0
SALESFORCE COM INC           COM            79466L302    15068   108985 SH       SOLE                 108985      0    0
SERVICESOURCE INTERNATIONAL  COM            81763U100      693    50000 SH       SOLE                  50000      0    0
SPLUNK INC                   COM            848637104     3448   122710 SH       SOLE                 122710      0    0
SYNAPTICS INC                COM            87157D109     8541   298333 SH       SOLE                 298333      0    0
TTM TECHNOLOGIES INC         COM            87305R109    12306  1311196 SH       SOLE                1311196      0    0
UNIVERSAL DISPLAY CORP       COM            91347P105    53709  1494402 SH       SOLE                1494402      0    0
WALTER ENERGY                COM            93317Q105    10366   234746 SH       SOLE                 234746      0    0
WESTERN DIGITAL CORP         COM            958102105     7309   239800 SH       SOLE                 239800      0    0
YELP INC                     CL A           985817105      100     4389 SH       SOLE                   4389      0    0
PERFECT WORLD CO LTD         SPON ADR REP B 71372U104     4424   441514 SH       SOLE                 441514      0    0
CHANGYOU.COM LTD (UNLISTED)  ADS REP CL A   15911M107     4424   209567 SH       SOLE                 209567      0    0


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